UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment |_|; Amendment Number: _______
      This Amendment (Check only one): |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shenkman Capital Management, Inc.
Address: 461 Fifth Avenue, 22nd Floor
         New York, New York 10017

Form 13F File Number: 28-10621

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard H. Weinstein
Title: Executive Vice President
Phone: 212-867-9090

Signature, Place, and Date of Signing:

/s/ Richard H. Weinstein       New York, New York              February 16, 2010
------------------------       ------------------              -----------------
      [Signature]                 [City, State]                     [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 41

Form 13F Information Table Value Total: $488,664
                                        (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      None.

SHENKMAN CAPITAL MANAGEMENT, INC.                     13F SECURITIES HOLDINGS                                        As of 12/31/09

                                                                                                               VOTING AUTHORITY
                                                             VALUE   SHRS OR     SH/ PUT/ INVESTMENT  OTHER   ----------------------
NAME OF ISSUER                TITLE OF CLASS   CUSIP        (X$1000) PRN AMT     PRN CALL DISCRETION MANAGERS SOLE       SHARED NONE
--------------                --------------   -----        -------- -------     --- ---- ---------- -------- ----       ------ ----
ACTUANT CORP                  SDCV 2.000%11/1  00508XAB0    293     270,000      PRN      Sole                   270,000
ADVANCED MICRO DEVICES INC    NOTE 6.000% 5/0  007903AL1    16,234  17,840,000   PRN      Sole                17,840,000
ARVINMERITOR INC              NOTE 4.625% 3/0  043353AF8    8,209   9,350,000    PRN      Sole                 9,350,000
BARRETT BILL CORP             NOTE 5.000% 3/1  06846NAA2    547     565,000      PRN      Sole                   565,000
BRISTOW GROUP INC             NOTE 3.000% 6/1  110394AC7    457     500,000      PRN      Sole                   500,000
CAL DIVE INTL INC             NOTE 3.250%12/1  127914AB5    28,013  30,975,000   PRN      Sole                30,975,000
CASELLA WASTE SYS INC         CL A             147448104    1,957   486,718      SH       Sole                   486,718
CHESAPEAKE ENERGY CORP        NOTE 2.250%12/1  165167CB1    588     780,000      PRN      Sole                   780,000
COVANTA HLDG CORP             DBCV 1.000% 2/0  22282EAA0    19,413  20,685,000   PRN      Sole                20,685,000
FLEXTRONICS INTL LTD          NOTE 1.000% 8/0  33938EAL1    661     669,000      PRN      Sole                   669,000
HEALTH CARE REIT INC          NOTE 4.750%12/0  42217KAP1    1,059   950,000      PRN      Sole                   950,000
HOLOGIC INC                   FRNT 2.000%12/1  436440AA9    32,497  38,100,000   PRN      Sole                38,100,000
HORNBECK OFFSHORE SVCS INC N  FRNT 1.625%11/1  440543AE6    10,527  12,420,000   PRN      Sole                12,420,000
ICONIX BRAND GROUP INC        NOTE 1.875% 6/3  451055AB3    22,116  24,995,000   PRN      Sole                24,995,000
L-1 IDENTITY SOLUTIONS INC    NOTE 3.750% 5/1  50212AAB2    22,751  24,650,000   PRN      Sole                24,650,000
LEVEL 3 COMMUNICATIONS INC    NOTE 3.500% 6/1  52729NBK5    13,772  15,650,000   PRN      Sole                15,650,000
LEVEL 3 COMMUNICATIONS INC    NOTE 5.250%12/1  52729NBF6    13,757  14,405,000   PRN      Sole                14,405,000
LIBERTY MEDIA CORP NEW        DEB 3.125% 3/3   530718AF2    16,413  16,210,000   PRN      Sole                16,210,000
LIFEPOINT HOSPITALS INC       SDCV 3.250% 8/1  53219LAG4    369     400,000      PRN      Sole                   400,000
LIFEPOINT HOSPITALS INC       NOTE 3.500% 5/1  53219LAH2    26,730  28,525,000   PRN      Sole                28,525,000
LUCENT TECHNOLOGIES INC       DBCV 2.875% 6/1  549463AH0    24,860  29,074,000   PRN      Sole                29,074,000
MASSEY ENERGY CO              NOTE 3.250% 8/0  576203AJ2    35,021  40,010,000   PRN      Sole                40,010,000
MYLAN INC                     NOTE 1.250% 3/1  628530AG2    23,365  22,429,000   PRN      Sole                22,429,000
NASDAQ OMX GROUP INC          NOTE 2.500% 8/1  631103AA6    23,182  24,860,000   PRN      Sole                24,860,000
NAVISTAR INTL CORP NEW        NOTE 3.000%10/1  63934EAL2    270     260,000      PRN      Sole                   260,000
OMNICARE INC                  DBCV 3.250%12/1  681904AL2    23,188  28,280,000   PRN      Sole                28,280,000
PANTRY INC                    NOTE 3.000%11/1  698657AL7    6,710   7,582,000    PRN      Sole                 7,582,000
PENN VA CORP                  NOTE 4.500%11/1  707882AA4    9,369   9,865,000    PRN      Sole                 9,865,000
PIONEER NAT RES CO            NOTE 2.875% 1/1  723787AH0    4,338   4,035,000    PRN      Sole                 4,035,000
QWEST COMMUNICATIONS INTL IN  NOTE 3.500%11/1  749121BY4    4,030   3,870,000    PRN      Sole                 3,870,000
SAVVIS INC                    NOTE 3.000% 5/1  805423AA8    15,588  17,259,000   PRN      Sole                17,259,000
SESI L L C                    NOTE 1.500%12/1  78412FAH7    516     560,000      PRN      Sole                   560,000
SIRIUS SATELLITE RADIO INC    NOTE 3.250%10/1  82966UAD5    7,506   8,317,000    PRN      Sole                 8,317,000
SONIC AUTOMOTIVE INC          NOTE 5.000%10/0  83545GAQ5    538     500,000      PRN      Sole                   500,000
STEWART ENTERPRISES INC       NOTE 3.125% 7/1  860370AH8    8,514   10,045,000   PRN      Sole                10,045,000
TIME WARNER TELECOM INC       DBCV 2.375% 4/0  887319AC5    7,472   6,720,000    PRN      Sole                 6,720,000
TRINITY INDS INC              NOTE 3.875% 6/0  896522AF6    36,632  48,680,000   PRN      Sole                48,680,000
UNITED AUTO GROUP INC         NOTE 3.500% 4/0  909440AH2    7,600   7,515,000    PRN      Sole                 7,515,000
UNITED RENTALS INC            NOTE 4.000%11/1  911363AL3    490     435,000      PRN      Sole                   435,000
UNITED RENTALS NORTH AMER IN  NOTE 1.875%10/1  911365AH7    6,235   6,325,000    PRN      Sole                 6,325,000
WASTE CONNECTIONS INC         NOTE 3.750% 4/0  941053AG5    6,877   6,300,000    PRN      Sole                 6,300,000

                                               TOTAL (x$1,000) 488,664